GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Stand ready guarantees
GUARANTEE LIABILITIES
Schedule of guarantee liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	9,485	8,802
Provision at the inception of new loans	50,182	1,027,383
Released into revenue	(50,865)	(429,299)
Balance at end of year	8,802	606,886

Contingent guarantees
GUARANTEE LIABILITIES
Schedule of guarantee liabilities

	December 31,	December 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	42,281	28,351
Provision for contingent liabilities	27,035	869,280
Net payout (i)	(40,965)	(318,834)
Balance at end of year	28,351	578,797

(i): Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.